Associates and joint ventures	12 Months Ended
Dec. 31, 2020
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Associates and joint ventures
13. Associates and joint ventures

The Group’s share of
after-tax
profits and losses of associates and joint ventures is set out below:

	2020 £m	2019 £m	2018 £m
Share of after-tax profits of associates	33	85	28
Share of after-tax (losses)/profits of joint ventures	—	(11)	3

	33	74	31

At 31 December 2020, the Group held one significant associate, Innoviva, Inc.
Summarised income statement information in respect of Innoviva is set out below. The Group’s 2020 share of after-tax
profits of associates and other comprehensive income includes a profit of £41 million and other comprehensive income of £nil in respect of Innoviva.
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. Innoviva’s turnover arises from royalty income from GSK in relation to Relvar/Breo Ellipta, Anoro Ellipta and Trelegy Ellipta sales.

	2020 £m	2019 £m	2018 £m
Turnover	253	193	183
Profit after taxation	174	116	134
Total comprehensive income	174	116	134
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2020 £m	2019 £m	2018 £m
Share of turnover	—	32	242
Share of after-tax losses	(8)	(5)	(2)
Share of other comprehensive income	53	1	—
Share of total comprehensive income/(expense)	45	(5)	(2)
The Group’s sales to associates and joint ventures were £nil in 2020 (2019 – £11 million; 2018 – £43 million).